LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt
The components of our long-term debt are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
6.75% Senior Notes due 2021	$475,000	$—
8.375% Senior Notes due 2014	3,573	425,000
Senior Secured Credit Facility revolving loans due 2016	295,000	—
Capital lease obligations	2,096	6,100
Total debt	$775,669	$431,100
Less current portion	(1,694)	(3,979)
Total long-term debt and capital leases	$773,975	$427,121

Redemption Prices (Expressed as Percentages of the Principal Amount Redeemed)

Year	Percentage
2016	103.375%
2017	102.250%
2018	101.125%
2019 and thereafter	100.000%

Schedule of Repayment Requirements of Long-Term Debt
Presented below is a schedule of the repayment requirements of long-term debt for each of the next five years and thereafter as of December 31, 2011:

Principal Amount of Long-Term Debt
(in thousands)
2012	$—
2013	—
2014	3,573
2015	—
2016	295,000
Thereafter	475,000
Total long-term debt	$773,573

Schedule of Estimated Minimum Lease Payments on Capital Lease Obligations
Presented below is a schedule of our estimated minimum lease payments on our capital lease obligations for the next five years and thereafter as of December 31, 2011:

Capital Lease Obligation Minimum Lease Payments
(in thousands)
2012	$1,824
2013	459
2014	—
2015	—
2016	—
Thereafter	—
Total minimum lease payments	2,283
Less: executory costs	(167)
Net minimum lease payments	2,116
Less: amounts representing interest	(20)
Present value of minimum lease payments	$2,096

Interest Expense
Interest expense for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Cash payments	$32,204	$39,893	$41,586
Commitment and agency fees paid	1,456	1,151	825
Amortization of discount	—	15	113
Amortization of deferred financing costs	2,150	2,615	2,070
Net change in accrued interest	6,774	1,083	(1,354)
Capitalized interest	(1,735)	(3,517)	(3,999)
Net interest expense	$40,849	$41,240	$39,241

Summary of Deferred Financing Costs Including Cost Capitalized, Amortized, and Written Off in Determination of Loss on Extinguishment of Debt
A summary of deferred financing costs including cost capitalized, amortized, and written off in the determination of the loss on extinguishment of debt for the years ended December 31, 2011 and 2010 are presented in the table below (in thousands):

Balance at December 31, 2009	$10,421
Amortization	(2,615)
Balance at December 31, 2010	7,806
Capitalized costs	16,485
Amortization	(2,150)
Loss on extinguishment	(7,370)
Balance at December 31, 2011	$14,771

Indebtedness Ratio
Financial ratio

Fiscal Quarter Ending	Ratio
December 31, 2011 through March 31, 2012	50%
June 30, 2012 through September 30, 2012	47.5%
December 31, 2012 and thereafter	45%

Collateral Coverage Ratio
Financial ratio

Fiscal Quarter Ending	Ratio
December 31, 2011 through June 30, 2012	1.85 to 1.00
September 30, 2012 and thereafter	2.00 to 1.00